Employee Benefit Plan, Fair Value and NAV (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value
Fair value of investments	$ 1,510,732,631	$ 1,276,191,313
Registered Investment Company
EBP, Investment, Fair Value
Fair value of investments	1,339,300,836	1,128,495,280
Cincinnati Financial Corporation
EBP, Investment, Fair Value
Fair value of investments	78,748,501	67,172,249
Interest-Bearing Deposits
EBP, Investment, Fair Value
Fair value of investments	35,699,186	38,564,178
EBP, Self-Directed Brokerage Account
EBP, Investment, Fair Value
Fair value of investments	56,984,108	41,959,606
Large cap funds | Registered Investment Company
EBP, Investment, Fair Value
Fair value of investments	456,422,399	389,296,692
Mid cap funds | Registered Investment Company
EBP, Investment, Fair Value
Fair value of investments	156,726,598	145,924,196
Small cap funds | Registered Investment Company
EBP, Investment, Fair Value
Fair value of investments	45,583,483	48,462,527
Balanced Funds | Registered Investment Company
EBP, Investment, Fair Value
Fair value of investments	498,779,808	395,825,234
International Funds | Registered Investment Company
EBP, Investment, Fair Value
Fair value of investments	102,378,127	79,843,708
Bonds | Registered Investment Company
EBP, Investment, Fair Value
Fair value of investments	79,410,421	69,142,923
EBP, Employer, Common Stock | Cincinnati Financial Corporation
EBP, Investment, Fair Value
Fair value of investments	78,738,274	67,163,116
Employer Common Stock Fund | Cincinnati Financial Corporation
EBP, Investment, Fair Value
Fair value of investments	10,227	9,133
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value
Fair value of investments	1,510,732,631	1,276,191,313
Fair Value, Inputs, Level 1 | Registered Investment Company
EBP, Investment, Fair Value
Fair value of investments	1,339,300,836	1,128,495,280
Fair Value, Inputs, Level 1 | Cincinnati Financial Corporation
EBP, Investment, Fair Value
Fair value of investments	78,748,501	67,172,249
Fair Value, Inputs, Level 1 | Interest-Bearing Deposits
EBP, Investment, Fair Value
Fair value of investments	35,699,186	38,564,178
Fair Value, Inputs, Level 1 | EBP, Self-Directed Brokerage Account
EBP, Investment, Fair Value
Fair value of investments	56,984,108	41,959,606
Fair Value, Inputs, Level 1 | Large cap funds | Registered Investment Company
EBP, Investment, Fair Value
Fair value of investments	456,422,399	389,296,692
Fair Value, Inputs, Level 1 | Mid cap funds | Registered Investment Company
EBP, Investment, Fair Value
Fair value of investments	156,726,598	145,924,196
Fair Value, Inputs, Level 1 | Small cap funds | Registered Investment Company
EBP, Investment, Fair Value
Fair value of investments	45,583,483	48,462,527
Fair Value, Inputs, Level 1 | Balanced Funds | Registered Investment Company
EBP, Investment, Fair Value
Fair value of investments	498,779,808	395,825,234
Fair Value, Inputs, Level 1 | International Funds | Registered Investment Company
EBP, Investment, Fair Value
Fair value of investments	102,378,127	79,843,708
Fair Value, Inputs, Level 1 | Bonds | Registered Investment Company
EBP, Investment, Fair Value
Fair value of investments	79,410,421	69,142,923
Fair Value, Inputs, Level 1 | EBP, Employer, Common Stock | Cincinnati Financial Corporation
EBP, Investment, Fair Value
Fair value of investments	78,738,274	67,163,116
Fair Value, Inputs, Level 1 | Employer Common Stock Fund | Cincinnati Financial Corporation
EBP, Investment, Fair Value
Fair value of investments	$ 10,227	$ 9,133